Other Non-current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Non-current Assets
Non-current portion of auto financing receivables	¥ 4,501,168	¥ 2,162,417
Non-current portion of national subsidy receivable	1,227,270	1,933,971
Long-term deposits	944,768	636,124
Non-current portion of prepayments for purchase of property, plant and equipment	433,750	376,675
Non-current portion of receivables of installment payments for battery	221,089	409,197
Non-current portion of right of use assets - finance lease	49,205	66,052
Others	110,950	14,328
Less: Allowance for credit losses	(89,641)	(49,309)
Total	¥ 7,398,559	¥ 5,549,455